UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2009

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        4101 Cox Road, Suite 110
                Glen Allen, Virginia 23060

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Pamela Simms
Title:    Operations Manager
Phone:    (804) 270-4000

Signature, Place, and Date of Signing:
Pamela Simms        Glen Allen, Virginia         May 4, 2009
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: $92,225,697 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


03/31/2009
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










3M Company
COMMON
88579Y101
1,748,752
35,172
x
ALL
28,340

6,832
A F L A C Inc
COMMON
001055102
1,111,651
57,420
x
ALL
52,770

4,650
A T & T Inc.
COMMON
00206R102
245,020
9,564
x
ALL
9,564

0
Abbott Laboratories
COMMON
002824100
363,713
7,625
x
ALL
7,125

500
Alcon Inc
COMMON
H01301102
2,809,937
30,909
x
ALL
27,034

3,875
Altria Group Inc
COMMON
02209S103
819,023
51,125
x
ALL
37,518

13,607
Automatic Data Processing
COMMON
053015103
2,233,363
63,520
x
ALL
56,230

7,290
Becton Dickinson Co Inc
COMMON
075887109
1,174,010
17,460
x
ALL
16,095

1,365
Cameron Intl Corp.
COMMON
13342B105
3,247,833
148,100
x
ALL
135,115

12,985
Carnival Corp.
COMMON
143658300
1,301,724
60,265
x
ALL
53,615

6,650
ChevronTexaco Corporation
COMMON
166764100
725,789
10,794
x
ALL
8,444

2,350
Choice Hotels Intl
COMMON
169905106
703,853
27,260
x
ALL
24,785

2,475
Clorox Company
COMMON
18905410
829,858
16,120
x
ALL
15,245

875
Dentsply Intl Inc
COMMON
249030107
378,585
14,100
x
ALL
14,100

0
Diamond Offshore Drilling
COMMON
25271C102
1,108,222
17,630
x
ALL
15,330

2,300
Dominion Res Inc Va New
COMMON
25746U109
1,088,400
35,121
x
ALL
30,546

4,575
Emerson Electric Co
COMMON
291011104
3,315,652
116,013
x
ALL
101,860

14,153
Extra Space Storage Inc
COMMON
30225T102
1,155,034
209,625
x
ALL
183,550

26,075
Exxon Mobil Corporation
COMMON
30231G102
1,750,034
25,698
x
ALL
15,593

10,105
Fastenal Co
COMMON
311900104
1,604,052
49,885
x
ALL
45,585

4,300
General Electric Company
COMMON
369604103
1,698,418
167,994
x
ALL
146,000

21,994
GlaxoSmithkline PLC  ADRs
COMMON
37733W105
1,958,404
63,032
x
ALL
56,503

6,529
H C C Insurance Holdings
COMMON
404132102
234,267
9,300
x
ALL
9,300

0
Intel Corp
COMMON
458140100
319,012
21,225
x
ALL
17,225

4,000










Page Total


31,924,604





















03/31/2009
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















J M Smucker Co New
COMMON
832696405
530,203
14,226
x
ALL
13,196

1,030
J P Morgan Chase & Co
COMMON
46625H100
253,972
9,555
x
ALL
9,555

0
Johnson & Johnson
COMMON
478160104
460,250
8,750
x
ALL
8,600

150
Kinder Morgan Mgmt Llc
COMMON
49455U100
215,485
5,287
x
ALL
4,974

313
Linear Technology Corp
COMMON
535678106
2,429,216
105,710
x
ALL
95,330

10,380
Lowes Companies Inc
COMMON
548661107
250,025
13,700
x
ALL
9,400

4,300
Marlin Bsness Srvcs Corp
COMMON
571157106
381,629
96,615
x
ALL
89,865

6,750
McGraw-Hill Cos
COMMON
580645109
544,649
23,815
x
ALL
21,515

2,300
Medtronic Inc
COMMON
585055106
1,084,791
36,810
x
ALL
27,610

9,200
Meredith Corporation
COMMON
589433101
1,979,328
118,950
x
ALL
104,025

14,925
Microsoft Corp
COMMON
594918104
485,556
26,432
x
ALL
24,482

1,950
Natl Oilwell Varco Inc
COMMON
637071101
2,927,989
101,985
x
ALL
92,280

9,705
Noble Corp
COMMON
G65422100
3,908,362
162,240
x
ALL
145,875

16,365
Oneok Inc New
COMMON
682680103
3,131,653
138,385
x
ALL
120,600

17,785
Oracle Corporation
COMMON
68389X105
3,612,880
199,938
x
ALL
183,083

16,855
Pall Corp
COMMON
69642930
1,933,495
94,640
x
ALL
81,905

12,735
Paychex Inc
COMMON
704326107
1,625,575
63,326
x
ALL
56,725

6,601
Pepsico Incorporated
COMMON
713448108
4,315,465
83,828
x
ALL
69,378

14,450
PetSmart, Inc.
COMMON
716768106
840,496
40,100
x
ALL
35,900

4,200
Philip Morris Intl
COMMON
718172109
3,796,386
106,700
x
ALL
88,703

17,997
Portfolio Recovery Asctes
COMMON
73640Q105
3,006,617
112,020
x
ALL
101,335

10,685
Principal Financial Group
COMMON
74251V102
758,409
92,715
x
ALL
86,470

6,245
Procter & Gamble Co
COMMON
742718109
1,720,527
36,537
x
ALL
31,489

5,048
Roper Industries
COMMON
776696106
1,932,536
45,525
x
ALL
40,425

5,100










Page Total


42,125,493





















03/31/2009
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Sysco Corp
COMMON
871829107
570,000
25,000
x
ALL
16,475

8,525
Transocean Ltd
COMMON
H8817H100
4,347,393
73,885
x
ALL
63,705

10,180
UDR, Inc.
COMMON
902653104
582,931
67,704
x
ALL
57,874

9,830
United Parcel Service B
COMMON
911312106
378,256
7,685
x
ALL
5,710

1,975
Varian Medical Systems
COMMON
92220P105
2,530,021
83,115
x
ALL
75,875

7,240
Vodafone Group Plc Adr
COMMON
92857W209
211,845
12,161
x
ALL
7,979

4,182
Washington REIT SBI
COMMON
939653101
610,950
35,315
x
ALL
26,615

8,700
Weatherford Intl Ltd.
COMMON
G95089101
2,147,469
193,990
x
ALL
174,675

19,315
Wellpoint Hlth Ntwks New
COMMON
94973V107
2,338,155
61,579
x
ALL
53,584

7,995
Western Union
COMMON
959802109
1,946,578
154,859
x
ALL
137,585

17,274
Willis Group Holdings
COMMON
G96655108
2,512,004
114,182
x
ALL
99,210

14,972










Page Total


18,175,601


























Grand Total


92,225,697



























